Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 07, 2023
Entity Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund VIII
Entity Central Index Key	dei_EntityCentralIndexKey	0001667919
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 07, 2023
Document Effective Date	dei_DocumentEffectiveDate	Nov. 07, 2023
First Trust Multi-Manager Large Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

1.    Notwithstanding anything to the contrary in the Fund’s prospectus, effective as of the date set forth above, the final sentence of the section entitled “Principal Investment Strategies” is hereby deleted in its entirety.

2.    Notwithstanding anything to the contrary in the Fund’s prospectus, effective as of the date set forth above, the risk factor “Non-Diversification Risk” set forth in the section entitled “Principal Risks” is hereby deleted in its entirety.

3.    Notwithstanding anything to the contrary in the Fund’s prospectus, effective as of the date set forth above, the risk factor “Non-Diversification Risk” set forth in the section entitled “Risks of Investing in the Fund - Principal Risks” is hereby deleted in its entirety.